DEBT - Debt issued and Capital Lease Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Debt
Interest costs	$ 81.1	$ 63.8	$ 67.9
Interest costs capitalized	5.3	5.3	$ 4.9
Fair value of debt	$ 2,050.0	$ 2,000.0